Property, plant and equipment (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

		Accumulated	Net Book
September 30, 2025	Cost	Depreciation	Value
Computer equipment and software	3,481	2,796	685
Furniture and fixtures	91	88	3
Machinery and equipment	12,828	8,800	4,028
Leasehold improvements	4,368	4,021	347
	$20,768	$15,705	$5,063

		Accumulated	Net Book
December 31, 2024	Cost	Depreciation	Value
Computer equipment and software	2,945	2,575	370
Furniture and fixtures	86	85	1
Machinery and equipment	10,239	7,713	2,526
Leasehold improvements	4,064	3,841	223
	$17,334	$14,214	$3,120